Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations [Abstract]
Summary of Gain on the Sale of Subsidiaries
Fair value of the consideration received and receivable:	$51,927
Less:
Carrying amount of net assets sold	(22,015)
Transaction costs	(5,015)
Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations	1,449
Gain on sale of subsidiaries (income tax $nil)	$26,346

Summary of Results and Cash Flows from Discontinued Operations

The results and the cash flows from discontinued operations for the years ended December 31, 2018 and 2017 and for the period from January 1, 2019 until November 24, 2019, the date of the sale, are presented in the following tables:

	November 24,	December 31,	December 31,
Period ended	2019	2018	2017
Revenues	$22,499	$22,741	$16,802

Expenses
Cost of sales and other production expenses	11,347	12,295	6,460
Research and development expenses	5,926	6,808	6,869
Administration, selling and marketing expenses	3,387	2,084	1,878
Loss (gain) on foreign exchange	(64)	(15)	55
Finance costs	737	19	76
Net income before income taxes	$1,166	$1,550	$1,464
Income tax expense (recovery):
Current	65	(382)	(474)
Deferred	(24)	-	24
Total income tax expense (recovery)	41	(382)	(450)
Net income from discontinued operations	$1,125	$1,932	$1,914
Gain on sale of discontinued operations net of tax of $nil	26,346	-	-
Discontinued operations, net of taxes	$27,471	$1,932	$1,914

	November 24,	December 31,	December 31,
Years ended	2019	2018	2017
Cash flows from operating activities	$6,327	$1,379	$2,189
Cash flows used in financing activities	(866)	-	-
Cash flows from (used in) investing activities*	39,690	(1,752)	(2,115)
Net change in cash during the year	$45,151	$(373)	$74
Net effect of currency exchange rate on cash	54	41	32
Net increase(decrease) in cash generated by discontinued operations	$45,205	$(332)	$106

*Cash flows from investing activities for the period ended November 24, 2019 include the proceeds from the sale of the discontinued operations business (net of the cash disposed), of $43,958 and transaction costs paid relating to the sale of the discontinued operations business of $4,228.

Summary of Carrying Amounts of Assets and Liabilities Sold

The carrying amounts of assets and liabilities sold are as follows:

Cash	$6,794
Accounts receivable	1,148
Inventories	8,313
Prepaids	236
Other long-term assets	48
Capital assets	8,483
Right-of-use assets	3,300
Intangible assets	370
Deferred tax assets	12
Total assets	$28,704
Accounts payable and accrued liabilities	2,163
Deferred revenue	370
Current portion of lease liabilities	809
Long-term portion of deferred revenues	87
Long-term portion of lease liabilities	3,260
Total liabilities	$6,689
Net assets sold	$22,015